Janus Henderson Research Fund Average Annual Total Returns - Class A C S I N R T Shares [Member]		12 Months Ended	60 Months Ended	107 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025 [3]	Dec. 31, 2025
Russell 1000® Index (reflects no deduction for expenses, fees, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.37%	13.59%		14.59%
Russell 1000® Growth Index (reflects no deduction for expenses, fees, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		18.56%	15.32%		18.13%
S&P 500® Index (reflects no deduction for expenses, fees, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.42%		14.82%
Class A | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	11.39%	12.50%		14.85%
Class C | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]	16.29%	13.03%		14.73%
Class S | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.96%	13.62%		15.34%
Class I | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		18.45%	14.11%		15.82%
Class N | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		18.55%	14.20%		15.91%
Class R | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.70%	13.35%	16.33%
Class T | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		15.29%	12.27%		13.82%
Class T | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		12.98%	10.90%		12.58%
Class T | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		18.30%	13.94%		15.65%

[1]	Calculated assuming maximum permitted sales loads.
[2]	The one year return is calculated to include the contingent deferred sales charge.
[3]	Since the inception of Class R Shares on January 27, 2017.